Consolidated Statements of Financial Position R$ in Thousands	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)
Current assets
Cash and cash equivalents	R$ 170,953	R$ 383,837
Marketable securities	22,941	28,205
Derivative financial instruments	31,718	76,815
Accounts receivable and others	414,997	430,035
Inventories	233,542	213,684
Biological assets	210,335	216,924
Total current assets	1,084,486	1,349,500
Non-current asset held for sale	15,004
Noncurrent assets
Biological assets	26,930	37,305
Restricted marketable securities	15,720	21,580
Derivative financial instruments	6,757	7,032
Accounts receivable and others	588,467	486,802
Deferred taxes	88,031	30,140
Investment properties	1,333,540	1,252,712
Transactions with related parties	2,968	2,157
Investments	2,734	2,591
Property, plant and equipment	202,130	155,108
Intangible assets	4,479	1,917
Right-of-use assets	233,836	161,231
Total noncurrent assets	2,505,592	2,158,575
Total assets	3,605,082	3,508,075
Current liabilities
Trade accounts payable and others	174,302	176,115
Loans, financing and debentures	177,311	198,213
Salaries and payroll obligations	20,703	23,405
Derivative financial instruments	69,190	22,006
Other liabilities	8,357	156,666
Leases payable	77,456	55,502
Total current liabilities	527,319	631,907
Noncurrent liabilities
Trade accounts payable and others	36,726	31,424
Loans, financing and debentures	504,627	356,425
Deferred taxes	19,719	20,654
Leases payable	284,604	261,831
Derivative financial instruments	17,878	831
Provision for legal claims	699	1,292
Transactions with related parties	9,275	6,569
Other liabilities	24,556
Total noncurrent liabilities	898,084	679,026
Total liabilities	1,425,403	1,310,933
Equity
Capital	1,587,988	1,587,985
Share issue costs	(11,343)	(11,343)
Capital reserve	(9,585)	(13,423)
Treasury shares	(43,648)	(50,807)
Income reserves	436,761	364,888
Additional dividends proposed	101,119	256,223
Other comprehensive income	118,387	63,619
Total equity	2,179,679	2,197,142
Total liabilities and equity	R$ 3,605,082	R$ 3,508,075